Postretirement Benefits (Changes In Postretirement Benefit Obligation, Plan Assets, Funded Status And Amounts Recognized In Balance Sheet And Accumulated Other Comprehensive (Loss) Income) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, January 1	$ 275	$ 306
Service cost	1	1	$ 1
Interest cost	11	11	14
Participants’ contributions	5	12
Actuarial (gain) loss	31	0
Plan amendments	0	0
Benefits paid	(44)	(57)
Less: Federal subsidy	1	2
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0	0
Benefit obligation, December 31	280	275	306
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, January 1	0	0
Company contributions	39	45
Participants’ contributions	5	12
Benefits paid	(44)	(57)
Fair value of plan assets, December 31	0	0	0
Funded status, December 31	(280)	(275)
Current liability	(29)	(29)
Non-current liability	(251)	(246)
Amounts recognized in the consolidated balance sheet	(280)	(275)
Net actuarial loss (gain)	68	42
Prior service credit	(8)	(12)
Amounts recognized in accumulated other comprehensive income (pre-tax)	60	30
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, January 1	45	59
Service cost	0	1	1
Interest cost	3	5	6
Participants’ contributions	0	0
Actuarial (gain) loss	5	(1)
Plan amendments	(35)	1
Benefits paid	(1)	(1)
Less: Federal subsidy	0	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	6	(19)
Benefit obligation, December 31	23	45	59
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, January 1	0	0
Company contributions	1	1
Participants’ contributions	0	0
Benefits paid	(1)	(1)
Fair value of plan assets, December 31	0	0	$ 0
Funded status, December 31	(23)	(45)
Current liability	(2)	(2)
Non-current liability	(21)	(43)
Amounts recognized in the consolidated balance sheet	(23)	(45)
Net actuarial loss (gain)	21	15
Prior service credit	(34)	(2)
Amounts recognized in accumulated other comprehensive income (pre-tax)	$ (13)	$ 13